INVENTORY (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Inventory [Abstract]
Disclosure of inventory [Table Text Block]
	2021	2020
	$	$
Dried cannabis and hemp biomass	545,765	239,183
Production work in process - distillate	462,737	273,937
Extracted cannabis and hemp oils (finished goods)	819,671	908,117
	1,828,173	1,421,237